Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Balance, beginning of year	$767,726	$-
Assumed from Boxlight Group	-	761,622
Additions	1,070,528	259,744
Amortization	(535,537)	(253,640)
Balance, ending of year	1,302,717	767,726

Deferred revenue – short-term	1,127,423	495,603
Deferred revenue – long-term	$175,294	$272,123